Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Columbia Dividend Opportunity Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 20,373	$ 20,373	$ 20,373	$ 17,088	$ 18,515	$ 16,980	$ 12,591	$ 12,706	$ 12,279	$ 11,374	$ 10,182	$ 9,974	$ 9,426
Average Annual Return, Percent	12.36%	8.60%	7.38%
Columbia Dividend Opportunity Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	19.22%	9.90%	8.01%
Columbia Dividend Opportunity Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 20,044	$ 20,044	$ 20,044	16,936	18,492	17,090	12,749	12,966	12,633	11,797	10,639	10,500
Average Annual Return, Percent	17.35%	9.10%	7.20%
Columbia Dividend Opportunity Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	18.35%	9.10%	7.20%
Columbia Dividend Opportunity Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,150	$ 22,150	$ 22,150	18,530	20,031	18,324	13,547	13,633	13,145	12,150	10,855	10,607
Average Annual Return, Percent	19.54%	10.19%	8.28%
Columbia Dividend Opportunity Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 22,306	$ 22,306	$ 22,306	18,650	20,151	18,429	13,614	13,709	13,198	12,193	10,887	10,629
Average Annual Return, Percent	19.60%	10.23%	8.35%
Columbia Dividend Opportunity Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 22,389	$ 22,389	$ 22,389	18,715	20,212	18,472	13,646	13,733	13,221	12,197	10,889	10,617
Average Annual Return, Percent	19.64%	10.27%	8.39%
Columbia Dividend Opportunity Fund Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,088	$ 21,088	$ 21,088	17,730	19,256	17,704	13,153	13,312	12,898	11,977	10,758	10,565
Average Annual Return, Percent	18.94%	9.64%	7.75%
Columbia Dividend Opportunity Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,044	$ 20,044	$ 20,044	16,936	18,492	17,090	12,749	12,966	12,633	11,797	10,639	10,500	10,000
Average Annual Return, Percent	19.56%	10.18%	8.28%
MSCI USA High Dividend Yield Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net)
Account Value	$ 22,213	$ 22,213	$ 22,213	18,866	20,170	19,389	15,249	14,817	14,307	13,189	11,457	10,761	10,000
Average Annual Return, Percent	17.74%	8.43%	8.31%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	$ 22,848	$ 22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903	10,000
Average Annual Return, Percent	21.71%	10.74%	8.61%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,178	$ 32,178	$ 32,178	$ 25,138	$ 24,537	$ 25,220	$ 17,678	$ 15,709	$ 15,182	$ 13,249	$ 11,278	$ 11,191	$ 10,000
Average Annual Return, Percent	28.01%	15.42%	12.40%